Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000175516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	RREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class R6/RREMX)	$49	0.88%
[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in the Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to the Consumer Staples sector detracted from relative returns.
Country Security Selection	Negative	Security selection in Mexico and India detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Chile and Philippines detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class R6/RREMX)	21.91%	15.51%	7.63%	7.91%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	7.99%
#	Not annualized.
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20, 2013) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,202,615,301
Holdings Count | Holding	53
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,202,615,301
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%
Top Ten Countries
China	23.0%
Taiwan	17.3%
India	14.6%
Korea	10.8%
Hong Kong	5.9%
Brazil	5.3%
Chile	4.9%
South Africa	4.7%
Mexico	3.2%
United Kingdom	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%

C000134842 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	REEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class I/REEIX)	$49	0.88%
[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in the Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to the Consumer Staples sector detracted from relative returns.
Country Security Selection	Negative	Security selection in Mexico and India detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Chile and Philippines detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class I/REEIX)	21.79%	15.44%	7.62%	7.90%
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	7.99%
#	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,202,615,301
Holdings Count | Holding	53
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,202,615,301
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%
Top Ten Countries
China	23.0%
Taiwan	17.3%
India	14.6%
Korea	10.8%
Hong Kong	5.9%
Brazil	5.3%
Chile	4.9%
South Africa	4.7%
Mexico	3.2%
United Kingdom	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%

C000134841 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	REEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class A/REEAX)	$63	1.13%
[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in the Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to the Consumer Staples sector detracted from relative returns.
Country Security Selection	Negative	Security selection in Mexico and India detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Chile and Philippines detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)	14.70%	8.52%	6.10%	7.03%
RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	21.67%	15.14%	7.36%	7.66%
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	7.99%
#	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 5,202,615,301
Holdings Count | Holding	53
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,202,615,301
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%
Top Ten Countries
China	23.0%
Taiwan	17.3%
India	14.6%
Korea	10.8%
Hong Kong	5.9%
Brazil	5.3%
Chile	4.9%
South Africa	4.7%
Mexico	3.2%
United Kingdom	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.9%
HDFC Bank Ltd., ADR	5.6%
Antofagasta Plc	4.9%
Alibaba Group Holding Ltd.	3.7%
Mahindra & Mahindra Ltd.	3.2%
AIA Group Ltd.	3.0%
SK Hynix, Inc.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.9%
Samsung Electronics Co. Ltd., 1.99%	2.8%

C000138515 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class A
Trading Symbol	RSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$23	0.45%
[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	The fund exhibited a strategic overweight to spread sectors. Income generated from these sectors was the primary driver of performance over the last 6 months.
Sector Allocation – ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.
Sector Allocation	Positive	Spread compression within corporates, especially financials and industrials, was additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)	0.49%	2.41%	2.04%	2.36%
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	2.03%	3.97%	2.35%	2.51%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	2.48%	4.14%	1.79%	1.95%
#	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1-800-973-0073.
Net Assets	$ 74,386,993
Holdings Count | Holding	153
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74,386,993
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.10%, 10/9/25	3.4%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.09%, 10/21/25	3.4%
Camden Property Trust, 4.20%, 10/2/25	1.4%
Alimentation Couche -Tard, Inc., 4.25%, 10/7/25	1.4%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1.4%
American Express Co., 6.34%, 10/30/26	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.10%, 10/9/25	3.4%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.09%, 10/21/25	3.4%
Camden Property Trust, 4.20%, 10/2/25	1.4%
Alimentation Couche -Tard, Inc., 4.25%, 10/7/25	1.4%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1.4%
American Express Co., 6.34%, 10/30/26	1.3%

C000135576 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	RSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$18	0.35%
[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	The fund exhibited a strategic overweight to spread sectors. Income generated from these sectors was the primary driver of performance over the last 6 months.
Sector Allocation – ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.
Sector Allocation	Positive	Spread compression within corporates, especially financials and industrials, was additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	2.08%	4.08%	2.46%	2.61%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	2.48%	4.14%	1.79%	1.95%
#	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1-800-973-0073.
Net Assets	$ 74,386,993
Holdings Count | Holding	153
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$74,386,993
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.10%, 10/9/25	3.4%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.09%, 10/21/25	3.4%
Camden Property Trust, 4.20%, 10/2/25	1.4%
Alimentation Couche -Tard, Inc., 4.25%, 10/7/25	1.4%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1.4%
American Express Co., 6.34%, 10/30/26	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.10%, 10/9/25	3.4%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 4.09%, 10/21/25	3.4%
Camden Property Trust, 4.20%, 10/2/25	1.4%
Alimentation Couche -Tard, Inc., 4.25%, 10/7/25	1.4%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
DT Auto Owner Trust, Series 2023-2A, Class D, 6.62%, 2/15/29	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	1.4%
American Express Co., 6.34%, 10/30/26	1.3%

C000135577 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class I
Trading Symbol	RUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$14	0.27%
[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the 6 month period, the fund was strategically overweight to spread sectors, principally asset-backed securities and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance.
Sector – Corporates	Positive	Spread compression within corporates, especially financials and consumer cyclicals, was additive to performance.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	2.25%	4.68%	3.39%	2.86%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	2.09%	4.04%	2.55%	2.06%
#	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 66,699,000
Holdings Count | Holding	123
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,699,000
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Bank of America Corp., 5.08%, 1/20/27	2.3%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27	2.0%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	1.7%
Hyundai Capital America, (SOFR RATE + 1.120%), 5.27%, 6/23/27	1.5%
UBS Group AG, 4.70%, 8/5/27	1.5%
NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1.5%
Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27	1.5%
Republic Services, Inc., 4.22%, 10/7/25	1.5%
Cintas Corporation No. 2, 4.19%, 10/14/25	1.5%
Dominion Energy, Inc., 4.23%, 10/23/25	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 5.08%, 1/20/27	2.3%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27	2.0%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	1.7%
Hyundai Capital America, (SOFR RATE + 1.120%), 5.27%, 6/23/27	1.5%
UBS Group AG, 4.70%, 8/5/27	1.5%
NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1.5%
Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27	1.5%
Republic Services, Inc., 4.22%, 10/7/25	1.5%
Cintas Corporation No. 2, 4.19%, 10/14/25	1.5%
Dominion Energy, Inc., 4.23%, 10/23/25	1.5%

C000138516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class A
Trading Symbol	RULFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$19	0.37%
[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the 6 month period, the fund was strategically overweight to spread sectors, principally asset-backed securities and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance.
Sector – Corporates	Positive	Spread compression within corporates, especially financials and consumer cyclicals, was additive to performance.
Sector - ABS	Negative	Asset-backed securities in the fund underperformed for the period, with the bulk of negative performance attributable to unexpected developments with a specific issuer during Q3.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	2.10%	4.57%	3.29%	2.77%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	3.26%	2.88%	-0.45%	1.84%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	2.09%	4.04%	2.55%	2.06%
#	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 66,699,000
Holdings Count | Holding	123
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,699,000
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Bank of America Corp., 5.08%, 1/20/27	2.3%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27	2.0%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	1.7%
Hyundai Capital America, (SOFR RATE + 1.120%), 5.27%, 6/23/27	1.5%
UBS Group AG, 4.70%, 8/5/27	1.5%
NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1.5%
Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27	1.5%
Republic Services, Inc., 4.22%, 10/7/25	1.5%
Cintas Corporation No. 2, 4.19%, 10/14/25	1.5%
Dominion Energy, Inc., 4.23%, 10/23/25	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 5.08%, 1/20/27	2.3%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.26%, 3/3/27	2.0%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	1.7%
Hyundai Capital America, (SOFR RATE + 1.120%), 5.27%, 6/23/27	1.5%
UBS Group AG, 4.70%, 8/5/27	1.5%
NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1.5%
Citigroup, Inc., (SOFR RATE + 0.770%), 4.96%, 6/9/27	1.5%
Republic Services, Inc., 4.22%, 10/7/25	1.5%
Cintas Corporation No. 2, 4.19%, 10/14/25	1.5%
Dominion Energy, Inc., 4.23%, 10/23/25	1.5%

C000217814 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class A
Trading Symbol	RGPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class A/RGPAX)	$55	1.00%
[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in AppLovin, Taiwan Semiconductor Manufacturing, and Microsoft were additive to relative performance.
Stock Selection	Negative	Overweight positions in UnitedHealth Group, Chubb, and Accenture detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)	12.42%	7.51%	7.92%	10.86%(a)
RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	19.26%	14.05%	9.21%	11.51%(a)
MSCI ACWI Net Total Return USD Index	20.03%	17.27%	13.54%	11.91%
#	Not annualized.
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 505,630,304
Holdings Count | Holding	42
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$505,630,304
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%
Top Ten Countries
United States	63.1%
United Kingdom	11.2%
Switzerland	4.5%
Japan	4.5%
Taiwan	3.3%
France	3.2%
Italy	2.6%
India	1.6%
Germany	1.6%
Hong Kong	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%

C000146417 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class I
Trading Symbol	RGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class I/RGOIX)	$41	0.75%
[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in AppLovin, Taiwan Semiconductor Manufacturing, and Microsoft were additive to relative performance.
Stock Selection	Negative	Overweight positions in UnitedHealth Group, Chubb, and Accenture detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class I/RGOIX)	19.37%	14.34%	9.48%	11.75%
MSCI ACWI Net Total Return USD Index	20.03%	17.27%	13.54%	11.91%
#	Not annualized.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 505,630,304
Holdings Count | Holding	42
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$505,630,304
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%
Top Ten Countries
United States	63.1%
United Kingdom	11.2%
Switzerland	4.5%
Japan	4.5%
Taiwan	3.3%
France	3.2%
Italy	2.6%
India	1.6%
Germany	1.6%
Hong Kong	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%

C000175517 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class R6
Trading Symbol	RGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class R6/RGORX)	$38	0.70%
[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in AppLovin, Taiwan Semiconductor Manufacturing, and Microsoft were additive to relative performance.
Stock Selection	Negative	Overweight positions in UnitedHealth Group, Chubb, and Accenture detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class R6/RGORX)	19.36%	14.34%	9.54%	11.80%(a)
MSCI ACWI Net Total Return USD Index	20.03%	17.27%	13.54%	11.91%
#	Not annualized.
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 505,630,304
Holdings Count | Holding	42
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$505,630,304
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%
Top Ten Countries
United States	63.1%
United Kingdom	11.2%
Switzerland	4.5%
Japan	4.5%
Taiwan	3.3%
France	3.2%
Italy	2.6%
India	1.6%
Germany	1.6%
Hong Kong	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	6.2%
JPMorgan Chase & Co.	3.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Safran SA	3.2%
Home Depot, Inc. (The)	3.1%
CRH Plc	3.1%
Cheniere Energy, Inc.	3.0%
Amazon.com, Inc.	2.9%

C000195522 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class R6
Trading Symbol	RMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$51	0.89%
[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.89%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Financials and Consumer Discretionary sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Financials detracted from relative performance.
Country Security Selection	Positive	Security selection in Taiwan and Chile benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	26.42%	21.47%	11.23%	5.50%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	4.71%
#	Not annualized.
(a)	Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 87,603,320
Holdings Count | Holding	80
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,603,320
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%
Top Ten Countries
China	23.8%
Taiwan	16.8%
India	10.4%
Korea	9.7%
South Africa	8.3%
Brazil	5.2%
Chile	2.5%
Mexico	2.4%
United Arab Emirates	2.1%
United States	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%

C000195521 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class I
Trading Symbol	REMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$55	0.96%
[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.96%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Financials and Consumer Discretionary sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Financials detracted from relative performance.
Country Security Selection	Positive	Security selection in Taiwan and Chile benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	26.50%	21.46%	11.19%	5.44%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	4.71%
#	Not annualized.
(a)	Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 87,603,320
Holdings Count | Holding	80
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,603,320
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%
Top Ten Countries
China	23.8%
Taiwan	16.8%
India	10.4%
Korea	9.7%
South Africa	8.3%
Brazil	5.2%
Chile	2.5%
Mexico	2.4%
United Arab Emirates	2.1%
United States	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%

C000195520 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class A
Trading Symbol	REVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$69	1.21%
[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.21%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Financials and Consumer Discretionary sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Financials detracted from relative performance.
Country Security Selection	Positive	Security selection in Taiwan and Chile benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)	19.00%	14.29%	9.60%	4.38%(a)
RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	26.29%	21.20%	10.92%	5.19%(a)
MSCI Emerging Markets Net Total Return USD Index	23.91%	17.32%	7.02%	4.71%
#	Not annualized.
(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 87,603,320
Holdings Count | Holding	80
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$87,603,320
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%
Top Ten Countries
China	23.8%
Taiwan	16.8%
India	10.4%
Korea	9.7%
South Africa	8.3%
Brazil	5.2%
Chile	2.5%
Mexico	2.4%
United Arab Emirates	2.1%
United States	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Alibaba Group Holding Ltd.	6.2%
Naspers Ltd.	4.2%
Samsung Electronics Co. Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.2%
Axis Bank Ltd.	2.1%
China Resources Land Ltd.	1.9%
Antofagasta Plc	1.9%
HDFC Bank Ltd., ADR	1.9%

C000235076 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class A
Trading Symbol	RCEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class A/RCEAX)	$75	1.30%
[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.30%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Information Technology and Industrials sectors benefited relative returns
Sector Asset Weighting	Positive	Overweight exposure to the Materials sector added to relative returns

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)	23.40%	28.36%	6.91%(a)
RBC China Equity Fund (Class A/RCEAX) — excluding sales load	30.90%	36.21%	8.75%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	23.13%	30.76%	10.81%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	23.27%	25.27%	7.55%
#	Not annualized.
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 6,742,378
Holdings Count | Holding	65
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,742,378
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%

C000235077 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class I
Trading Symbol	RBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class I/RBCIX)	$61	1.05%
[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.05%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Information Technology and Industrials sectors benefited relative returns
Sector Asset Weighting	Positive	Overweight exposure to the Materials sector added to relative returns

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC China Equity Fund (Class I/RBCIX)	31.10%	36.61%	9.02%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	23.13%	30.76%	10.81%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	23.27%	25.27%	7.55%
#	Not annualized.
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 6,742,378
Holdings Count | Holding	65
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,742,378
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%

C000235075 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class R6
Trading Symbol	RBCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class R6/RBCRX)	$58	1.00%
[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.00%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Information Technology and Industrials sectors benefited relative returns
Sector Asset Weighting	Positive	Overweight exposure to the Materials sector added to relative returns

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC China Equity Fund (Class R6/RBCRX)	31.10%	36.54%	9.07%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	23.13%	30.76%	10.81%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	23.27%	25.27%	7.55%
#	Not annualized.
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 6,742,378
Holdings Count | Holding	65
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,742,378
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.4%
PDD Holdings, Inc.	5.6%
Contemporary Amperex Technology Co. Ltd.	4.4%
Zijin Gold International Co. Ltd.	3.9%
Naspers Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.4%
China Construction Bank Corp.	3.0%
Hong Kong Exchanges & Clearing Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.4%

C000240115 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class R6
Trading Symbol	RECRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	$51	0.91%
[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Consumer Staples detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Argentina and underweight exposure to Taiwan detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	22.10%	9.67%	16.05%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	23.91%	17.32%	15.68%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	24.27%	12.22%	15.82%
#	Not annualized.
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 60,189,612
Holdings Count | Holding	50
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,189,612
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%
Top Ten Countries
Taiwan	24.7%
India	23.2%
Korea	16.7%
Brazil	7.4%
South Africa	5.5%
Chile	5.0%
Mexico	4.3%
Indonesia	2.8%
United Kingdom	2.5%
Peru	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%

C000240114 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class I
Trading Symbol	RECIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	$51	0.91%
[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.91%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Consumer Staples detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Argentina and underweight exposure to Taiwan detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	22.08%	9.60%	16.05%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	23.91%	17.32%	15.68%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	24.27%	12.22%	15.82%
#	Not annualized.
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 60,189,612
Holdings Count | Holding	50
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,189,612
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%
Top Ten Countries
Taiwan	24.7%
India	23.2%
Korea	16.7%
Brazil	7.4%
South Africa	5.5%
Chile	5.0%
Mexico	4.3%
Indonesia	2.8%
United Kingdom	2.5%
Peru	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%

C000240113 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class A
Trading Symbol	RECAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)	$63	1.13%
[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.13%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection in Materials and Financials sectors benefited relative returns.
Sector Asset Weighting	Negative	Overweight exposure to Consumer Staples detracted from relative returns.
Country Asset Weighting	Negative	Overweight exposure to Argentina and underweight exposure to Taiwan detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)	14.82%	2.93%	13.28%(a)
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load	21.82%	9.18%	15.71%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	23.91%	17.32%	15.68%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	24.27%	12.22%	15.82%
#	Not annualized.
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 60,189,612
Holdings Count | Holding	50
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,189,612
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%
Top Ten Countries
Taiwan	24.7%
India	23.2%
Korea	16.7%
Brazil	7.4%
South Africa	5.5%
Chile	5.0%
Mexico	4.3%
Indonesia	2.8%
United Kingdom	2.5%
Peru	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.9%
Antofagasta Plc	5.0%
Mahindra & Mahindra Ltd.	4.0%
Delta Electronics, Inc.	3.9%
SK Hynix, Inc.	3.5%
Chroma ATE, Inc.	3.0%
Samsung Electronics Co. Ltd., 1.99%	3.0%
HDFC Bank Ltd.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.9%
HDFC Bank Ltd., ADR	2.8%

C000240118 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class A
Trading Symbol	RIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class A/RIEAX)	$56	1.04%
[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mitsubishi Heavy Industries and NEC Corp were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in Taiwan Semiconductor Manufacturing was additive to relative performance.
Stock Selection	Negative	Overweight positions in Novo Nordisk and London Stock Exchange Group detracted from relative performance. An underweight position in SoftBank Group detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)	6.52%	0.27%	10.01%(a)
RBC International Equity Fund (Class A/RIEAX) — excluding sales load	12.98%	6.37%	12.37%
MSCI EAFE Total Return Net Index	17.10%	14.99%	15.16%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 28,039,325
Holdings Count | Holding	93
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,039,325
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%
Top Ten Countries
Japan	21.1%
United Kingdom	13.7%
France	9.4%
Germany	8.0%
Netherlands	5.9%
Australia	5.9%
Spain	5.2%
Switzerland	5.0%
Ireland	3.7%
Sweden	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%

C000240117 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class I
Trading Symbol	RIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class I/RIEIX)	$42	0.79%
[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mitsubishi Heavy Industries and NEC Corp were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in Taiwan Semiconductor Manufacturing was additive to relative performance.
Stock Selection	Negative	Overweight positions in Novo Nordisk and London Stock Exchange Group detracted from relative performance. An underweight position in SoftBank Group detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Equity Fund (Class I/RIEIX)	13.14%	6.64%	12.66%(a)
MSCI EAFE Total Return Net Index	17.10%	14.99%	15.16%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 28,039,325
Holdings Count | Holding	93
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,039,325
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%
Top Ten Countries
Japan	21.1%
United Kingdom	13.7%
France	9.4%
Germany	8.0%
Netherlands	5.9%
Australia	5.9%
Spain	5.2%
Switzerland	5.0%
Ireland	3.7%
Sweden	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%

C000240116 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class R6
Trading Symbol	RIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class R6/RIERX)	$40	0.74%
[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Overweight positions in Mitsubishi Heavy Industries and NEC Corp were additive to relative performance.
Stock Selection	Positive	An out-of-benchmark position in Taiwan Semiconductor Manufacturing was additive to relative performance.
Stock Selection	Negative	Overweight positions in Novo Nordisk and London Stock Exchange Group detracted from relative performance. An underweight position in SoftBank Group detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Equity Fund (Class R6/RIERX)	13.13%	6.78%	12.73%(a)
MSCI EAFE Total Return Net Index	17.10%	14.99%	15.16%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 28,039,325
Holdings Count | Holding	93
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,039,325
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%
Top Ten Countries
Japan	21.1%
United Kingdom	13.7%
France	9.4%
Germany	8.0%
Netherlands	5.9%
Australia	5.9%
Spain	5.2%
Switzerland	5.0%
Ireland	3.7%
Sweden	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	3.1%
Mitsubishi Heavy Industries Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Sony Group Corp.	2.6%
DBS Group Holdings Ltd.	2.5%
AstraZeneca Plc	2.2%
Allianz SE	2.1%
NEC Corp.	2.0%
EssilorLuxottica SA	2.0%
Air Liquide SA	1.8%

C000240119 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class R6/RISRX)	$52	0.94%
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Out-of-benchmark positions in Fujikura Ltd and Life360 Inc were additive to relative performance.
Stock Selection	Positive	An overweight position in Ryohim Keikaku Co. was additive to relative performance.
Stock Selection	Negative	Out-of-benchmark positions in Voltronic Power Technology, FPT Corp, and Varun Beverages detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class R6/RISRX)	21.65%	14.84%	14.68%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	19.75%	16.45%	15.46%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	24.74%	15.93%	14.72%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 7,319,232
Holdings Count | Holding	79
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,319,232
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%
Top Ten Countries
Japan	25.3%
United Kingdom	9.3%
Sweden	6.6%
Australia	5.9%
Norway	5.8%
India	5.3%
France	4.8%
Taiwan	4.5%
China	4.3%
Germany	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%

C000240121 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class I
Trading Symbol	RISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class I/RISIX)	$55	0.99%
[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Out-of-benchmark positions in Fujikura Ltd and Life360 Inc were additive to relative performance.
Stock Selection	Positive	An overweight position in Ryohim Keikaku Co. was additive to relative performance.
Stock Selection	Negative	Out-of-benchmark positions in Voltronic Power Technology, FPT Corp, and Varun Beverages detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class I/RISIX)	21.65%	14.88%	14.64%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	19.75%	16.45%	15.46%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	24.74%	15.93%	14.72%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 7,319,232
Holdings Count | Holding	79
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,319,232
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%
Top Ten Countries
Japan	25.3%
United Kingdom	9.3%
Sweden	6.6%
Australia	5.9%
Norway	5.8%
India	5.3%
France	4.8%
Taiwan	4.5%
China	4.3%
Germany	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%

C000240120 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RISSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class A/RISSX)	$69	1.24%
[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.24%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Out-of-benchmark positions in Fujikura Ltd and Life360 Inc were additive to relative performance.
Stock Selection	Positive	An overweight position in Ryohim Keikaku Co. was additive to relative performance.
Stock Selection	Negative	Out-of-benchmark positions in Voltronic Power Technology, FPT Corp, and Varun Beverages detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $ 10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months#	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)	14.49%	7.96%	11.95%(a)
RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	21.50%	14.53%	14.35%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	19.75%	16.45%	15.46%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	24.74%	15.93%	14.72%
#	Not annualized.
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 7,319,232
Holdings Count | Holding	79
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,319,232
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%
Top Ten Countries
Japan	25.3%
United Kingdom	9.3%
Sweden	6.6%
Australia	5.9%
Norway	5.8%
India	5.3%
France	4.8%
Taiwan	4.5%
China	4.3%
Germany	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fujikura Ltd.	3.5%
SpareBank 1 SMN	2.5%
International Container Terminal Services, Inc.	2.4%
BayCurrent Inc	2.2%
Food & Life Cos. Ltd.	2.2%
Round One Corp.	2.2%
Japan Steel Works Ltd. (The)	2.2%
Technip Energies NV	2.1%
PAL GROUP Holdings Co. Ltd.	2.0%
Asics Corp.	2.0%

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